As filed with the Securities and Exchange Commission on May 19, 2011

Securities Act Registration No. 333-42004

Investment Company Act File No. 811-10027

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 36

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37

State Farm Mutual Fund Trust

(Exact name of Registrant as Specified in Charter)

One State Farm Plaza, Bloomington, Illinois	61710-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 447-4930

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3300
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Filing exhibits

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)

☐	pursuant to rule 485(b)

☐	60 days after filing pursuant to rule 485(a)(1)

☒	on May 19, 2011 pursuant to rule 485(b)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on ___________ pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Mutual Fund Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 19th day of May 2011.

STATE FARM MUTUAL FUND TRUST

By:	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. Trustee and President

Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Edward B. Rust, Jr. Edward B. Rust, Jr.	Trustee and President	May 19, 2011

*Michael L. Tipsord	Trustee, Senior Vice President and Treasurer	May 19, 2011

*Thomas M. Mengler	Trustee	May 19, 2011

*James A. Shirk	Trustee	May 19, 2011

*Donald A. Altorfer	Trustee	May 19, 2011

*Victor J. Boschini	Trustee	May 19, 2011

*David L. Vance	Trustee	May 19, 2011

*Alan R. Latshaw	Trustee	May 19, 2011

**Anita Nagler	Trustee	May 19, 2011

By:	/s/ David Moore
David Moore Attorney-In-Fact May 19, 2011

*	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference from post-effective amendment number seventeen on Form N-1A, No. 333-42004 filed February 16, 2006.
**	Original power of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for the trustee of the Registrant on whose behalf this Registration Statement is filed, has been executed and incorporated by reference from post-effective number twenty-three on Form N-1A, No. 333-42004 filed April 30, 2007.

SIGNATURES

This Registration Statement contains certain disclosures regarding the S&P 500 Stock Master Portfolio, LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (the “Portfolios”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the State Farm Mutual Fund Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 19, 2011. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolios and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer (Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on May 19, 2011. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolios and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ John M. Perlowski	President and Chief Executive Officer	May 19, 2011

John M. Perlowski	(Chief Executive Officer)

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer	May 19, 2011

Richard S. Davis*	Trustee	May 19, 2011

Henry Gabbay*	Trustee	May 19, 2011

David O. Beim*	Trustee	May 19, 2011

Ronald W. Forbes*	Trustee	May 19, 2011

Dr. Matina S. Horner*	Trustee	May 19, 2011

Rodney D. Johnson*	Trustee	May 19, 2011

Herbert I. London*	Trustee	May 19, 2011

Cynthia A. Montgomery*	Trustee	May 19, 2011

Robert C. Robb, Jr.*	Trustee	May 19, 2011

Toby Rosenblatt*	Trustee	May 19, 2011

Kenneth L. Urish*	Trustee	May 19, 2011

Frederick W. Winter*	Trustee	May 19, 2011

Joseph P. Platt, Jr.*	Trustee	May 19, 2011

By: /s/ Edward B. Baer Edward B. Baer (Attorney-in-Fact)

*	As Attorney-in-Fact pursuant to the power of attorney filed herewith.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EXP	Power of Attorney